Short-term Investments and Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Financial Instruments [Abstract]
Financial assets and liabilities measured at fair value on a recurring basis
The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2012 and June 30, 2013 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets(Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2012
Assets:
Cash and cash equivalents	$7,536	$—	$—	$7,536

Liabilities:
Derivative liability	$—	$—	$2,449	$2,449
Embedded derivative liability	—	—	276	276
Warrant liability	—	—	6,178	6,178
	$—	$—	$8,903	$8,903

At June 30, 2013:
Assets:
Cash and cash equivalents	$13,873	$—	$—	$13,873

Liabilities:
Derivative liability	$—	$—	$—	$—
Embedded derivative liability	—	—	1,323	1,323
Warrant liability	—	—	21,010	21,010
	$—	$—	$22,333	$22,333

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liability measured at fair value on a recurring basis as of December 31, 2011 and 2012 (in thousands).

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2011
Assets:
Cash and cash equivalents	$9,244	$—	$—	$9,244
Short-term investments
U.S. government agency funds.	4,021	—	—	4,021
Corporate securities	2,045	—	—	2,045
Short-term investments	6,066	—	—	6,066
	$15,310	$—	$—	$15,310

Liabilities:
Warrant liability	$—	$—	$2,511	$2,511

	Fair value measurement at reporting date using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
At December 31, 2012:
Assets:
Cash and cash equivalents	$7,536	$—	$—	$7,536
Short-term investments	—	—	—	—
	$7,536	$—	$—	$7,536
Liabilities:
Derivative liability	$—	$—	$2,449	$2,449
Embedded derivative liability	—	—	276	276
Warrant liability	—	—	6,178	6,178
$	$—	$8,903	$8,903

Reconciliation of embedded derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3)
The Company has recorded a derivative liability relating to a call option issued to the holders of convertible notes issued in 2012 (the Call Option). See Note 11 for further discussion of the Call Option derivative liability. This derivative liability is measured at fair value on a recurring basis using unobservable inputs or available market data to support the fair value (Level 3). A reconciliation of the derivative liability is as follows (in thousands):

Call Option
Balance at January 1, 2013	$4,627
Change in fair value of derivative liability	2,449
Exercise of Call Option	(6,572)
Expiration of Call Option	(504)
Balance at June 30, 2013	$—

The Company issued notes in 2012 and 2013 that are convertible into common stock. See Note 11 for further discussion of these embedded derivative liabilities. These conversion options are measured at fair value on a recurring basis using unobservable inputs or available market data to support the fair value (Level 3). A reconciliation of the embedded derivative liabilities is as follows (in thousands):

	2012 Notes	2013 Notes	Total
Balance at December 31, 2012	$276	$—	$276
Issuance of derivative	—	732	732
Change in fair value of derivative liability	315	—	315
Balance at June 30, 2013	$591	$732	$1,323

The reconciliation of derivative liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

Call Option
Balance at January 1, 2012	$—
Issuance of derivative	3,181
Change in fair value of derivative liability	(732)
Balance at December 31, 2012	$2,449

The reconciliation of the Demand Note Exchange Right and the Conversion Option measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	Demand Note Exchange Right	Conversion Option	Total Embedded Derivatives
Balance at January 1, 2012	$—	$—	$—
Issuance of derivative	310	488	798
Exercise of exchange right	(310)	—	(310)
Change in fair value of derivative liability	—	(212)	(212)
Balance at December 31, 2012	$—	$276	$276

Reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3)
The Company has issued warrants to purchase common stock that are measured at fair value on a recurring basis using unobservable inputs or available market data to support the fair value (Level 3). See Note 12 for further discussion of the warrant liability. A reconciliation of the warrant liability is as follows (in thousands):
	2011 Warrants	2012 Warrants	2013 Warrants	Total
Balance at December 31, 2012	$2,378	$3,800	$—	$6,178
Issuance of warrants	—	—	13,047	13,047
Exercise of warrants	(15)	—	—	(15)
Change in fair value of warrant liability	(912)	2,712	—	1,800
Balance at June 30, 2013	$1,451	$6,512	$13,047	$21,010

The reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows (in thousands):

	2011 Warrants	2012 Warrants	Total
Balance at January 1, 2011	$—	$—	$—
Issuance of additional warrants	16,947	—	16,947
Change in fair value of warrant liability	(14,436)	—	(14,436)
Balance at December 31, 2011	2,511	—	2,511
Issuance of additional warrants	—	4,944	4,944
Change in fair value of warrant liability	(133)	(1,144)	(1,277)
Balance at December 31, 2012	$2,378	$3,800	$6,178